Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

	At December 31,
	2020		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets
Cash and cash equivalents	$101,513	101,513	$7,676	$7,676
Restricted cash	2,635	2,635	2,222	2,222
Accounts receivable	4,352	4,352	3,767	3,767
Interest Rate Swaps (Other assets)	—	—	9	9

Total	$108,500	$108,500	$13,674	$13,674

Financial liabilities
Notes payable	157,747	157,747	3,313	3,313
Accounts payable	3,442	3,442	1,337	1,337
Accrued expenses	3,033	3,033	2,006	2,006
Income tax payable	1,640	1,640	$—

Total	$165,862	$165,862	$6,656	$6,656

The fair value of the financial instruments shown in the table above as of December 31, 2020 and 2019 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between the market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflect the Company’s own judgments about the assumptions that market participants would use in pricing asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•

Cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.

•

Restricted cash: Restricted cash relates to deposits held on behalf of insurance partners to settle insurance claims. The carrying amount of restricted cash approximates fair value because of the short maturity of this instrument.

•

Interest rate swaps: The fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates. Estimated cash flows are discounted using a yield curve constructed from similar sources and which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and of the counterparty; this is calculated based on credit spreads derived from current credit default swap or bond prices. The Company’s interest rate swap was settled in March of 2020.

•

Notes payable: The carrying amount of the Company’s debt approximates its fair value due to its variable interest rate that is tied to the current LIBOR rate plus an applicable spread and consistency in our credit ratings.

Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value) at December 31, 2020 and 2019:

	December 31, 2020	Fair value measurements at reporting date using
		Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Notes payable at fair value, net of debt issuance cost	157,747	—	157,747	—

Total	$157,747	$—	$157,747	$—

	December 31, 2019	Fair value measurements at reporting date using
		Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps at fair value	$9	$—	$9	$—

Total	9	—	9	—

Liabilities:
Notes payable at fair value, net of debt issuance cost	3,313	—	3,313	—

Total	$3,313	$—	$3,313	$—

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of any level for the years ended December 31, 2020 and 2019.

The Company does not have any long-lived asset which is being measured at fair value on a recurring basis.